Accounting policies - Offsetting of financial instruments (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	€ 173,508	€ 219,302	€ 215,854
Gross amount of financial liabilities offset in the balance sheet	(56,349)	(77,053)	(60,944)
Net amount of financial assets presented in the balance sheet	117,159	142,249	154,910
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	174,885	210,238	205,927
Gross amount of financial assets offset in the balance sheet	(56,348)	(77,053)	(60,944)
Net amount of financial liabilities presented in the balance sheet	118,537	133,185	144,983
Gross amount of other items offset in the balance sheet	1,188	1,194	1,366
Assets subject to netting and collateral arrangements on balance sheet	106,430	130,653	141,201
Liabilities subject to netting and collateral arrangements on balance sheet	104,130	122,416	134,694
Derivatives
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	101,485	136,437	126,389
Gross amount of financial liabilities offset in the balance sheet	(42,432)	(60,975)	(55,776)
Net amount of financial assets presented in the balance sheet	59,053	75,462	70,613
Reverse repurchase agreements
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	72,023	82,865	89,465
Gross amount of financial liabilities offset in the balance sheet	(13,917)	(16,078)	(5,168)
Net amount of financial assets presented in the balance sheet	58,106	66,787	84,297
Derivatives
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	101,461	132,313	124,840
Gross amount of financial assets offset in the balance sheet	(42,432)	(60,975)	(55,776)
Net amount of financial liabilities presented in the balance sheet	59,029	71,338	69,064
Repurchase agreements
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	73,424	77,925	81,087
Gross amount of financial assets offset in the balance sheet	(13,916)	(16,078)	(5,168)
Net amount of financial liabilities presented in the balance sheet	€ 59,508	€ 61,847	€ 75,919